Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The amended prospectus to which this Exhibit is attached is the final prospectus for the offering of the reopened notes described therein. The maximum aggregate offering price for the offering of the reopened notes is $15,000.

Narrative - Max Aggregate Offering Price	$ 15,000